Oct. 31, 2016

SSGA ACTIVE TRUST

Supplement dated June 12, 2017 to the Prospectus

dated October 31, 2016, as supplemented

SPDR® Blackstone/GSO Senior Loan ETF

Effective immediately, the third paragraph of “The Fund’s Principal Investment Strategy” section on page 24 of the Prospectus is deleted and replaced with the following:

The Portfolio invests in Senior Loans that are made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America. The Portfolio may invest in Senior Loans directly, either from the borrower as part of a primary issuance or in the secondary market through assignments of portions of Senior Loans from third parties, or participations in Senior Loans, which are contractual relationships with an existing lender in a loan facility whereby the Portfolio purchases the right to receive principal and interest payments on a loan but the existing lender remains the record holder of the loan. Under normal market conditions, it is expected that the Portfolio’s Senior Loan investments will maintain an average interest rate duration of less than 90 days.